Accounts Receivable, Net (Details) - Schedule of Accounts Receivable Consists - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 14,470,157	$ 11,014,909
Less: allowance for doubtful accounts	(85,929)	(347,306)
Accounts receivable, net	$ 14,384,228	$ 10,667,603